Note 4 - Goodwill, Intangible and Long-lived Assets (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule Of Intangible Assets [Table Text Block]
	December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Customer relationships	$1,480	$1,328	$152
Patented technology	590	424	166
Software	270	223	47
Trade name	140	140	-
Total finite-lived intangible assets	2,480	2,115	365
Indefinite-lived intangible assets:
Sigma trademark	510	-	510
Total intangible assets	$2,990	$2,115	$875
	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Customer relationships	$1,480	$1,166	$314
Patented technology	590	386	204
Software	270	196	74
Trade name	140	138	2
Total finite-lived intangible assets	2,480	1,886	594
Indefinite-lived intangible assets:
Sigma trademark	510	-	510
Total intangible assets	$2,990	$1,886	$1,104

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Estimated Useful Life	Remaining Estimated Useful Life at Dec. 31, 2016
	- - - - (in months) - - - -
Finite-lived intangible assets resulting from the acquisition of Sigma:
Customer relationships	72	-
Software	120	21.0
Patented technology	60	-
Finite-lived intangible assets resulting from the acquisition of Thermonics:
Customer relationships	72	12.5
Trade name	48	-
Patented technology	132	72.5

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2017	$212
2018	65
2019	39
2020	30
2021	15